SEGMENT REPORTING (Tables)	12 Months Ended
Jan. 02, 2016
SEGMENT REPORTING
Schedule of segment reporting information, by segment

Dollars in thousands	Net Sales	% to Total	Depreciation and Amortization Expense(a)	Adjuste EBITDA(b)	% of Sales	Segment Assets	Expenditures for Long- Lived Assets
Fiscal Year Ended
January 2, 2016
KATE SPADE North America	$1,031,123	83.0%	$29,588	$177,593	17.2%	$504,571	$49,827
KATE SPADE International	188,151	15.1%	12,164	17,697	9.4%	180,259	19,909
Adelington Design Group	23,446	1.9%	206	4,523	19.3%	13,852	471
Corporate and Other	—	—	7,979	—	—	281,679	—

Totals	$1,242,720	100.0%	$49,937				$70,207

Fiscal Year Ended
January 3, 2015
KATE SPADE North America	$891,766	78.3%	$31,905	$143,009	16.0%	$467,383	$76,707
KATE SPADE International	213,582	18.8%	13,904	810	0.4%	198,677	55,038
Adelington Design Group	33,255	2.9%	887	4,092	12.3%	18,671	476
Corporate and Other	—	—	7,742	(940)	—	241,607	—

Totals	$1,138,603	100.0%	$54,438				$132,221

Fiscal Year Ended
December 28, 2013
KATE SPADE North America	$597,748	74.4%	$23,961	$70,250	11.8%		$58,089
KATE SPADE International	145,404	18.1	8,476	(815)	(0.6)%		9,139
Adelington Design Group	60,219	7.5	625	12,008	19.9%		363
Corporate and Other	—	—	5,718	(4,334)	—		—

Totals	$803,371	100.0%	$38,780				$67,591

(a)

For the years ended January 2, 2016, January 3, 2015 and December 28, 2013, $3.6 million, $5.2 million and $3.6 million, respectively, of Corporate depreciation and amortization was recorded within Interest expense, net on the accompanying Consolidated Statements of Income.

(b)

Other consists of expenses principally related to distribution functions that were included in Juicy Couture and Lucky Brand historical results, but are not directly attributable to those businesses and therefore have not been included in discontinued operations.

Schedule of reconciliation to Income (Loss) from Continuing Operations

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Reportable Segments Adjusted EBITDA:
KATE SPADE North America	$177,593	$143,009	$70,250
KATE SPADE International(a)	17,697	810	(815)
Adelington Design Group	4,523	4,092	12,008
Other(b)	—	(940)	(4,334)

Total Reportable Segments Adjusted EBITDA	199,813	146,971	77,109
Depreciation and amortization, net(c)	(46,311)	(48,441)	(35,088)
Charges due to streamlining initiatives(d), brand-exiting activities, acquisition related costs, impairment of intangible assets and loss on asset disposals and impairments, net	(40,399)	(30,371)	(15,716)
Joint venture contract termination fee	(26,000)	—	—
Share-based compensation(e)	(25,577)	(37,270)	(7,269)
Adjusted equity loss included in Reportable Segments Adjusted EBITDA(f)	4,872	2,583	1,179

Operating Income	66,398	33,472	20,215
Other expense, net(a)	(11,137)	(4,033)	(2,062)
Loss on settlement of note receivable	(9,873)	—	—
Impairment of cost investment	—	—	(6,109)
Loss on extinguishment of debt	—	(16,914)	(1,707)
Interest expense, net	(19,152)	(20,178)	(47,065)
Provision (benefit) for income taxes	4,528	(84,379)	(4,563)

Income (Loss) from Continuing Operations	$21,708	$76,726	$(32,165)

(a)	Amounts include equity in the adjusted losses of equity method investees of $4.9 million, $2.6 million and $1.2 million in 2015, 2014 and 2013, respectively.
(b)

Other consists of expenses principally related to distribution functions that were included in Juicy Couture and Lucky Brand historical results, but are not directly attributable to those businesses and therefore have not been included in discontinued operations.

(c)	Excludes amortization included in Interest expense, net.
(d)	See Note 13 — Streamlining Initiatives for a discussion of streamlining charges.
(e)	Includes share-based compensation expense of $0.3 million, $17.3 million and $2.8 million in 2015, 2014 and 2013, respectively, that was classified as restructuring.
(f)	Excludes joint venture restructuring expense included in equity losses of $1.8 million in 2015.

Schedule of geographic data

Dollars in thousands	Net Sales	% to Total	Long-Lived Assets
Fiscal Year Ended January 2, 2016
Domestic	$1,012,657	81.5%	$233,185
International	230,063	18.5%	75,796

Total	$1,242,720	100.0%

Fiscal Year Ended January 3, 2015
Domestic	$899,475	79.0%	$254,597
International	239,128	21.0%	74,600

Total	$1,138,603	100.0%

Fiscal Year Ended December 28, 2013
Domestic	$648,406	80.7%
International	154,965	19.3%

Total	$803,371	100.0%

Schedule of net sale by major product class

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
Women's accessories(a)	$886,630	$790,544	$507,999
Apparel, jewelry and other	356,090	348,059	295,372

Total	$1,242,720	$1,138,603	$803,371

(a)	Includes handbags, small leather goods and accessories.